Document And Entity Information	3 Months Ended
Apr. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 30, 2014
Entity Registrant Name	PURE BIOSCIENCE, INC.
Entity Central Index Key	0001006028
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	pure